Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000010956 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
C000010956 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.35%
C000010956 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000010956 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000010956 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000010956 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000010956 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.61%
C000010956 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000010956 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.03%
C000010956 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000010958 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
C000010958 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.35%
C000010958 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000010958 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000010958 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000010958 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000010958 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.61%
C000010958 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000010958 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.03%
C000010958 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000171464 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
C000171464 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.35%
C000171464 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000171464 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000171464 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000171464 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000171464 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.61%
C000171464 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000171464 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.03%
C000171464 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000010960 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
C000010960 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.35%
C000010960 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000010960 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000010960 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000010960 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000010960 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.61%
C000010960 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000010960 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.03%
C000010960 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000010959 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
C000010959 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.35%
C000010959 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000010959 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000010959 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000010959 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000010959 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.61%
C000010959 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000010959 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.03%
C000010959 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%